Share capital - Allotted, called up and fully paid shares (Details) - GBP (£)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of shares allotted, called up and fully paid shares	133,856	104,832		104,832
Issued capital	£ 1.34	£ 1.05		£ 1.05
Number of other shares authorized for allotment		0
A ordinary
Disclosure of classes of share capital [line items]
Par value per share	£ 0.00001	£ 0.00001	£ 0.00001
Number of shares allotted, called up and fully paid shares	123,220	100,000		100,000
Issued capital	£ 1.23	£ 1.00		£ 1.00
B ordinary
Disclosure of classes of share capital [line items]
Par value per share	£ 0.00001	£ 0.00001	£ 0.00001
Number of shares allotted, called up and fully paid shares	4,832	4,832		4,832
Issued capital	£ 0.05	£ 0.05		£ 0.05
Ordinary shares authorized for allotment to fulfil future option exercises		25,973
Z ordinary
Disclosure of classes of share capital [line items]
Par value per share	£ 0.00001
Number of shares allotted, called up and fully paid shares	5,804	0
Issued capital	£ 0.06	£ 0